Other (Expense)/Income, net (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 28, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jul. 13, 2017
Schedule Of Equity Method Investments [Line Items]
Vessel sale price					$ 6,548
Formosa and San Lorenzo | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Vessel sale price	$ 1,109
Gain on sale of assets	$ 1,030
Early redelivery of vessel
Schedule Of Equity Method Investments [Line Items]
Cash payment for early redelivery		$ 13,000
Other non-operating income		14,871
Early redelivery claims payable
Schedule Of Equity Method Investments [Line Items]
Other Income		$ 1,871
Other expense | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income, net - taxes other than income taxes			$ 4,427	$ 4,735